WARRANTS (Details Narrative) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock warrants, intrinsic value	$ 0	$ 0
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Outstanding warrants	146,668	146,668
Stock warrants, intrinsic value	$ 0	$ 0